Acquisition of Alpha Mind - Schedule of Carrying Amount of Goodwill (Details) - Acquisition of Alpha Mind [Member] - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025
Business Combination [Line Items]
Balance	¥ 1,284,218	¥ 709,240
Goodwill allowance	(574,978)	(685,957)
Balance	¥ 709,240	¥ 23,283